Income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax:
Current tax for the year	$ 31	$ 32	$ 17
Adjustment in respect of prior years	(28)	2	(3)
Total current tax	3	34	14
Deferred tax:
Deferred tax for the year	(27)	(14)	4
Adjustments in respect of prior years	3	(1)	4
Total deferred tax	(24)	(15)	8
Income tax (credit)/charge	$ (21)	$ 19	$ 22